JPMorgan Federal Money Market Fund Annual Fund Operating Expenses - Capital Shares [Member] - JPMorgan Federal Money Market Fund - Capital	Feb. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.05%	[1]
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.18%

[1]	"Remainder of Other Expenses" is based on estimated amounts for the cur-rent fiscal year.